Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (139,074,895)	$ (50,384,176)	$ (37,512,212)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	1,634,377	545,705	198,224
Amortization of intangible assets	15,398	2,422	781
Amortization of deferred income	(312,000)	(78,000)
Share-based compensation	12,229,643	9,931,106	4,925,278
Share of loss from equity method investment	586,551	249,652
Loss on disposal of property and equipment	704	12,961
Change in fair value of warrants		(200,000)	1,920,000
Changes in operating assets and liabilities:
Accounts receivable	(89,708)
Inventories	(3,822)
Prepayments and other current assets	(4,794,754)	(810,979)	(74,507)
Long term deposits	(249,913)	(38,845)	(267,980)
Value added tax recoverable	(2,982,121)	(3,685,216)	(1,376,921)
Accounts payable	28,464,350	8,444,347	(929,716)
Other payables	7,056,350	1,950,152	242,187
Deferred income	(18,182)	1,693,690	716,835
Net cash used in operating activities	(97,538,022)	(32,367,181)	(32,158,031)
Cash flows from investing activities:
Purchases of short-term investments	(200,350,000)
Purchase of cost method investment			(500,000)
Disposal of cost method investment		500,000
Purchase of equity method investment	(2,086,058)	(1,900,000)
Purchase of property and equipment	(10,015,005)	(9,102,330)	(2,223,882)
Disposal of property and equipment		82,789
Purchase of intangible assets	(102,834)	(14,690)	(5,615)
Net cash used in investing activities	(212,553,897)	(10,434,231)	(2,729,497)
Cash flows from financing activities:
Proceed from short-term borrowings	3,642,616
Proceed from issuance of convertible preferred shares, net of issuance cost		29,100,000	106,200,000
Proceeds from exercise of warrants		1,000,000
Proceeds from exercises of stock options	195,711	65,500
Proceeds from issuance of ordinary shares upon public offerings	141,000,000	160,424,994
Payment of public offering costs	(691,527)	(2,730,299)
Net cash provided by financing activities	144,146,800	187,860,195	106,200,000
Effect of foreign exchange rate changes on cash and cash equivalents	(763,422)	652,595	(524,398)
Net increase (decrease) in cash and cash equivalents	(166,708,541)	145,711,378	70,788,074
Cash and cash equivalents - beginning of the year	229,660,148	83,948,770	13,160,696
Cash and cash equivalents - end of the year	62,951,607	229,660,148	$ 83,948,770
Supplemental disclosure on non-cash investing and financing activities:
Payables for purchase of property and equipment	1,708,663	413,657
Payables for intangible assets	225,158
Payables for public offering costs		40,000
Conversion of convertible preferred shares		163,607,144
Exercise of warrants		$ 3,700,000
Supplemental disclosure of cash flow information:
Interest expense paid	$ 35,799